FAIR VALUE MEASUREMENTS (Details)	Sep. 30, 2020 USD ($)
Social Capital Member | Level 1
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Cash and Marketable securities held in Trust Account	$ 414,042,207